Events After the Reporting Period - Additional Information (Detail) - Announcing or Commencing Implementation of Major Restructuring [member] $ in Millions	Mar. 19, 2019 USD ($)
Greenland Holdings Group Corporation Ltd [member]
Disclosure of Events After Reporting Period [line items]
Capital commitments	$ 251
Percentage of entity's revenue	65.00%
Shanghai Airlines Tours International (Group) Co., Ltd. [member]
Disclosure of Events After Reporting Period [line items]
Percentage of entity's revenue	35.00%